Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited	The accompanying consolidated financial statements reflect the activities of Junee Limited and the following entities:
Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
OPS HK	July 13, 2011	Hong Kong	100%	Providing design, fit out and repair and maintenance services for commercial and residential properties
Junee Investments	May 17, 2024	Hong Kong	100%	Investment holding